Statement of Changes in Net Assets Available for Benefits - PVH Associates Investment Plan	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 109,790,524
Interest and dividend income	10,002,900
Total investment income	119,793,424
Interest income on notes receivable from participants	580,204
Contributions:
Employer, net of forfeitures	26,210,193
Participants	31,105,567
Rollovers	2,728,336
Total contributions	60,044,096
Total additions	180,417,724
Deductions
Payments to participants	130,018,343
Administrative expenses	677,725
Total deductions	130,696,068
Net increase in net assets available for benefits	49,721,656
Net assets available for benefits at beginning of year	827,604,823
Net assets available for benefits at end of year	$ 877,326,479